NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NOTE 1 - NATURE OF OPERATIONS

Sol-Gel Technologies Ltd. (the "Company") is an Israeli Company incorporated in 1997.

The Company is a clinical stage specialty pharmaceutical company focused on developing and commercializing topical dermatological drug products. The Company’s lead product candidates are based upon its proprietary microencapsulation delivery system, consisting of microcapsules made of precipitated silica. In addition to these novel product candidates, the Company’s product pipeline includes generic product candidates.

On August 4, 2014, 100% of the Company’s shares were acquired by its current controlling shareholder (the “controlling shareholder”).

In January 2018, the Company completed an Initial Public Offering ("IPO") on the NASDAQ Stock Market, in which it issued 6,250,000 Ordinary shares at a price per share of $12. During February 2018 the underwriters exercised their green shoe option and purchased additional 937,500 ordinary shares at the same price per share. The total proceeds received from the IPO, net of issuance costs, were approximately $78.8 million.

Immediately prior to the closing of the IPO, the outstanding promissory note was automatically converted into 5,444,825 Ordinary shares of the Company based on the IPO price of $12 per ordinary share.

In August 2019, the Company completed an underwritten follow-on public offering, in which it issued 1,437,500 ordinary shares at a price per share of $8 for a total net proceeds of approximately $10.6 million.

The Company has a wholly owned U.S. subsidiary - Sol-Gel Technologies Inc. (the "Subsidiary”) to support the Company with regard to marketing, regulatory affairs and business development relating its products and technology in the U.S.

Risk and Uncertainties

Since incorporation through June 30, 2020, the Company has an accumulated deficit of approximately $166,253 and its activities have been funded mainly by its shareholders and revenue from collaboration arrangements. Management believes that the Company's cash and cash equivalents, deposits and marketable securities as of June 30, 2020 will allow the Company to fund its operating plan through at least the next 12 months  from the financial statements issuance date. However, the Company expects to continue to incur significant research and development and other costs related to its ongoing operations and in order to continue its future operations, the Company will need to obtain additional funding until becoming profitable.

In December 2019, COVID-19 was identified in Wuhan, China. This virus continues to spread globally and, as of June 2020, has spread to over 50 countries, including the United States and Israel. The Company is subject to risks and uncertainties as a result of the COVID-19 pandemic.

The full extent to which the COVID-19 pandemic will directly or indirectly impact its business, results of operations and financial condition, including revenues from collaboration arrangements, expenses, reserves and allowances, manufacturing, supply, regulatory approvals, clinical trials, commercial launch of branded and generic product candidates,  research and development costs and employee-related amounts, will depend on future developments that are highly uncertain and cannot be predicted. The Company continues to monitor and assess new information related to the COVID-19 pandemic, the actions taken to contain or treat COVID-19, as well as the economic impact on the different markets.

As of the date of issuance of these condensed consolidated financial statements, the extent to which the COVID-19 pandemic may materially impact the Company's financial condition, liquidity, or results of operations is uncertain.  Furthermore, the estimation process required to prepare the Company’s consolidated financial statements requires assumptions to be made about future events and conditions and the impact of COVID-19 on its financial results, and while management believes such assumptions are reasonable, they are inherently subjective and uncertain. The Company’s actual results could differ materially from those estimates.

As of June 30, 2020, the main impact on the Company's operations resulting from COVID-19 is the decline in revenues of Acyclovir in the second quarter.  Management believes that such decline is mainly attributed to the government restrictions, such as social distancing, “shelter in place” orders, business closures and the economic and logistical impacts that these measures have on consumer demand as well as the health care industry’s ability to administer such procedures. Additionally, these restrictions may result in reduction in new infected patients.